Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Total notes payable	$ 2,687	$ 3,236	$ 825
Less current maturities	1,933	2,437	294
Long-term note payable	754	799	$ 531
Note Payable To Related Party
Total notes payable	862	836
Unsecured short term notes payable
Total notes payable	225	0
Secured Note Payable
Total notes payable	$ 1,600	$ 2,400